FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02896

                          Prudential High Yield Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                       Date of fiscal year-end: August 31

                     Date of reporting period: June 30, 2011




Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02896
Reporting Period: 07/01/2010 - 06/30/2011
Prudential High Yield Fund, Inc.









============== PRUDENTIAL HIGH YIELD FUND, INC.- SUB-ADVISER: PIM ==============


CENTURYLINK, INC.

Ticker:       CTL            Security ID:  156700106
Meeting Date: AUG 24, 2010   Meeting Type: Special
Record Date:  JUL 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     APPROVE THE ISSUANCE OF SHARES OF       FOR       ABSTAIN      Management
      CENTURYLINK COMMON STOCK IN CONNECTION
      WITH THE MERGER CONTEMPLATED BY THE
      AGREEMENT AND PLAN OF MERGER, DATED AS
      OF APRIL 21, 2010, BY AND AMONG QWEST
      COMMUNICATIONS INTERNATIONAL INC., THE
      COMPANY, AND SB44 ACQUISITION
2     APPROVE THE ADJOURNMENT OF THE MEETING, FOR       ABSTAIN      Management
      IF NECESSARY, TO SOLICIT ADDITIONAL
      PROXIES IF THERE ARE NOT SUFFICIENT
      VOTES FOR THE PROPOSAL TO ISSUE
      CENTURYLINK COMMON STOCK IN COMPANY IN
      CONNECTION WITH THE MERGER.


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CENTURYLINK, INC.

Ticker:       CTL            Security ID:  156700106
Meeting Date: MAY 18, 2011   Meeting Type: Annual
Record Date:  MAR 21, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     DIRECTOR 1)  VIRGINIA BOULET 2)  PETER  For       For          Management
      C. BROWN 3)  RICHARD A. GEPHARDT 4)
      GREGORY J. MCCRAY 5)  MICHAEL J.
      ROBERTS
2     RATIFY THE APPOINTMENT OF KPMG LLP AS   For       For          Management
      OUR INDEPENDENT AUDITOR FOR 2011.
3     APPROVE OUR 2011 EQUITY INCENTIVE PLAN. For       For          Management
4A    ADVISORY VOTE REGARDING OUR EXECUTIVE   For       For          Management
      COMPENSATION.
4B    ADVISORY VOTE REGARDING THE FREQUENCY   1 Year    1 Year       Management
      OF OUR EXECUTIVE COMPENSATION VOTES.
5A    SHAREHOLDER PROPOSAL REGARDING          Against   For          Shareholder
      POLITICAL CONTRIBUTIONS REPORTS.
5B    SHAREHOLDER PROPOSAL REGARDING BOARD    Against   For          Shareholder
      DECLASSIFICATION.


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DEX ONE CORPORATION

Ticker:       DEXO           Security ID:  25212W100
Meeting Date: MAY 03, 2011   Meeting Type: Annual
Record Date:  MAR 10, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Election of Director: Jonathan B.       For       For          Management
      Bulkeley
1B    Election of Director: Eugene I. Davis   For       For          Management
1C    Election of Director: Richard L.        For       For          Management
      Kuersteiner
1D    Election of Director: W. Kirk Liddell   For       For          Management
1E    Election of Director: Mark A. McEachen  For       For          Management
1F    Election of Director: Alfred T. Mockett For       For          Management
1G    Election of Director: Alan F. Schultz   For       For          Management
2     Proposal to approve by non-binding vote For       For          Management
      executive compensation
3 Proposal to recommend by non-binding 1 Year Abstain Management vote, the frequency of executive compensation votes
4     To ratify the appointment of KPMG LLP   For       For          Management
      as the independent registered public
      accounting firm for 2011


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GENON ENERGY, INC.

Ticker:       GEN            Security ID:  37244E107
Meeting Date: MAY 04, 2011   Meeting Type: Annual
Record Date:  MAR 07, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    ELECTION OF DIRECTOR: E. WILLIAM        For       For          Management
      BARNETT
1B    ELECTION OF DIRECTOR: TERRY G. DALLAS   For       For          Management
1C    ELECTION OF DIRECTOR: MARK M. JACOBS    For       For          Management
1D    ELECTION OF DIRECTOR: THOMAS H. JOHNSON For       For          Management
1E    ELECTION OF DIRECTOR: STEVEN L. MILLER  For       For          Management
1F    ELECTION OF DIRECTOR: EDWARD R. MULLER  For       For          Management
1G    ELECTION OF DIRECTOR: ROBERT C. MURRAY  For       For          Management
1H    ELECTION OF DIRECTOR: LAREE E. PEREZ    For       For          Management
1I    ELECTION OF DIRECTOR: EVAN J.           For       For          Management
      SILVERSTEIN
1J    ELECTION OF DIRECTOR: WILLIAM L.        For       For          Management
      THACKER
2     RATIFY THE AUDIT COMMITTEE'S SELECTION  For       For          Management
      OF KPMG LLP AS OUR INDEPENDENT AUDITORS
      FOR FISCAL YEAR 2011.
3     ADOPT AN AMENDMENT TO OUR THIRD         For       For          Management
      RESTATED CERTIFICATE OF INCORPORATION
      TO HELP PROTECT THE TAX BENEFITS OF OUR
      NET OPERATING LOSSES.
4     APPROVE THE STOCKHOLDER RIGHTS PLAN,    For       For          Management
      ADOPTED BY THE BOARD ON JANUARY 15,
      2001, AS AMENDED NOVEMBER 23, 2010.
5     APPROVE, ON AN ADVISORY BASIS, THE      For       For          Management
      COMPENSATION OF OUR NAMED EXECUTIVE
      OFFICERS.
6     DETERMINE, ON AN ADVISORY BASIS, THE    1 Year    1 Year       Management
      FREQUENCY OF CONDUCTING FUTURE ADVISORY
      VOTES ON THE COMPENSATION OF OUR NAMED
      EXECUTIVE OFFICERS.
7     CONSIDER A STOCKHOLDER PROPOSAL, IF     Against   Against      Shareholder
      PROPERLY PRESENTED AT THE MEETING,
      DESCRIBED IN THE PROXY MATERIALS.


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MIRANT CORP

Ticker:       MIR            Security ID:  60467R100
Meeting Date: OCT 25, 2010   Meeting Type: Special
Record Date:  SEP 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01    Proposal to adopt the agreement and     For       For          Management
      plan of merger, dated as April 11,
      2010, by and among RRI Energy, INC RRI
      Energy Holdings, INC., and Mirant
      Corporation
02    Proposal to approve any motion to       For       For          Management
      adjourn the Mirant special meeting, if
      necessary, to solicit additonal proxies


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SPRINT NEXTEL CORPORATION

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 10, 2011   Meeting Type: Annual
Record Date:  MAR 11, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    ELECTION OF DIRECTOR: ROBERT R. BENNETT For       For          Management
1B    ELECTION OF DIRECTOR: GORDON M. BETHUNE For       For          Management
1C    ELECTION OF DIRECTOR: LARRY C.          For       For          Management
      GLASSCOCK
1D    ELECTION OF DIRECTOR: JAMES H. HANCE,   For       For          Management
      JR.
1E    ELECTION OF DIRECTOR: DANIEL R. HESSE   For       For          Management
1F    ELECTION OF DIRECTOR: V. JANET HILL     For       For          Management
1G    ELECTION OF DIRECTOR: FRANK IANNA       For       For          Management
1H    ELECTION OF DIRECTOR: SVEN-CHRISTER     For       For          Management
      NILSSON
1I    ELECTION OF DIRECTOR: WILLIAM R. NUTI   For       For          Management
1J    ELECTION OF DIRECTOR: RODNEY O'NEAL     For       For          Management
2     TO RATIFY THE APPOINTMENT OF KPMG LLP   For       For          Management
      AS THE INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM OF SPRINT NEXTEL FOR
      2011.
3     TO APPROVE, BY A NON-BINDING ADVISORY   For       For          Management
      VOTE, OUR EXECUTIVE COMPENSATION.
4     TO RECOMMEND, BY A NON-BINDING ADVISORY 1 Year    1 Year       Management
      VOTE, THE FREQUENCY OF ADVISORY VOTES
      ON OUR EXECUTIVE COMPENSATION.
5     TO VOTE ON A SHAREHOLDER PROPOSAL       Against   For          Shareholder
      CONCERNING POLITICAL CONTRIBUTIONS.
6     TO VOTE ON A SHAREHOLDER PROPOSAL       Against   For          Shareholder
      CONCERNING THE RETENTION OF EQUITY
      AWARDS.
7     TO VOTE ON A SHAREHOLDER PROPOSAL       Against   For          Shareholder
      REQUESTING CHANGE TO A VOTING
      REQUIREMENT.


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XEROX CORPORATION

Ticker:       XRX            Security ID:  984121103
Meeting Date: MAY 26, 2011   Meeting Type: Annual
Record Date:  MAR 28, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    ELECTION OF DIRECTOR: GLENN A. BRITT    For       For          Management
1B    ELECTION OF DIRECTOR: URSULA M. BURNS   For       For          Management
1C    ELECTION OF DIRECTOR: RICHARD J.        For       For          Management
      HARRINGTON
1D    ELECTION OF DIRECTOR: WILLIAM CURT      For       For          Management
      HUNTER
1E    ELECTION OF DIRECTOR: ROBERT J. KEEGAN  For       For          Management
1F    ELECTION OF DIRECTOR: ROBERT A.         For       For          Management
      MCDONALD
1G    ELECTION OF DIRECTOR: N.J. NICHOLAS,    For       For          Management
      JR.
1H    ELECTION OF DIRECTOR: CHARLES PRINCE    For       For          Management
1I    ELECTION OF DIRECTOR: ANN N. REESE      For       For          Management
1J    ELECTION OF DIRECTOR: MARY AGNES        For       For          Management
      WILDEROTTER
2     RATIFICATION OF THE SELECTION OF        For       For          Management
      PRICEWATERHOUSECOOPERS LLP AS THE
      COMPANY'S INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR 2011.
3     APPROVAL, ON AN ADVISORY BASIS, OF THE  For       For          Management
      2010 COMPENSATION OF OUR NAMED
      EXECUTIVE OFFICERS.
4     SELECTION, ON AN ADVISORY BASIS, OF THE 1 Year    1 Year       Management
      FREQUENCY OF A SHAREHOLDER VOTE TO
      APPROVE THE COMPENSATION OF OUR NAMED
      EXECUTIVE OFFICERS.

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Prudential High Yield Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)






Judy A. Rice, President

*By Power of Attorney dated March 9, 2010. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12
(File No. 333-42705) filed via EDGAR on March 15, 2010


Date:    August 23, 2011